Combined Consolidated Balance Sheets (USD $)	Dec. 31, 2010	Dec. 31, 2009
Assets
Investment in hotel properties, net	$ 2,626,690,000	$ 1,877,583,000
Investment in loans	12,840,000	12,899,000
Property and equipment, net	1,585,000	2,386,000
Cash and cash equivalents	267,454,000	151,382,000
Restricted cash reserves	70,520,000	52,885,000
Hotel receivables, net of allowance of $406 and $140, respectively	19,556,000	10,973,000
Deferred financing costs, net	9,298,000	3,830,000
Deferred income tax asset	799,000	4,509,000
Due from general partner	684,000	10,764,000
Prepaid expense and other assets	36,398,000	23,888,000
Assets of hotels held for sale		51,766,000
Total assets	3,045,824,000	2,202,865,000
Liabilities and Owners' Equity
Borrowings under credit facility		145,983,000
Liabilities of hotels held for sale		44,386,000
Mortgage loans	1,747,077,000	1,453,008,000
Interest rate swap liability	3,820,000	14,929,000
Due to general partner	62,000	39,000
Accounts payable and accrued expense	60,911,000	48,176,000
Deferred income tax liability	799,000	4,509,000
Advance deposits and deferred revenue	5,927,000	4,972,000
Accrued interest	3,495,000	1,116,000
Total liabilities	1,822,091,000	1,717,118,000
Members' capital
Accumulated other comprehensive loss	(3,806,000)	(14,856,000)
Noncontrolling interest	7,623,000
Total owners' equity	1,223,733,000	485,747,000
Total liabilities and owners' equity	3,045,824,000	2,202,865,000
Class A Members
Members' capital
Members' capital	6,592,000	13,643,000
Class B Members
Members' capital
Members' capital	4,751,000	5,807,000
Fund II Member
Partners' capital
General partner	(13,409,000)	(11,440,000)
Limited partners	433,013,000	459,903,000
Fund II Member | Series A preferred units
Members' capital
Series A preferred units, no par value, 12.5%, 250 units authorized, issued and outstanding at and December 31, 2010 and 2009, respectively	189,000	189,000
Fund III Member
Partners' capital
General partner	(23,328,000)	(17,852,000)
Limited partners	811,918,000	50,163,000
Fund III Member | Series A preferred units
Members' capital
Series A preferred units, no par value, 12.5%, 250 units authorized, issued and outstanding at and December 31, 2010 and 2009, respectively	$ 190,000	$ 190,000